American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
April 30, 2023

One Choice Blend+ 2040 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Avantis U.S. Equity Fund G Class	326,793	4,463,992
Avantis U.S. Small Cap Value Fund G Class	29,425	392,239
Focused Dynamic Growth Fund G Class(2)	56,988	2,399,190
Focused Large Cap Value Fund G Class	295,990	2,951,023
Growth Fund G Class	12,759	544,822
Heritage Fund G Class(2)	30,719	696,712
Mid Cap Value Fund G Class	44,606	699,423
Small Cap Growth Fund G Class	20,837	398,401
		12,545,802
Domestic Fixed Income Funds — 23.0%
Avantis Core Fixed Income Fund G Class	535,858	4,576,231
High Income Fund G Class	139,607	1,157,338
Inflation-Adjusted Bond Fund G Class	38,712	422,350
		6,155,919
International Equity Funds — 21.6%
Avantis Emerging Markets Equity Fund G Class	68,923	714,041
Avantis International Equity Fund G Class	146,952	1,637,043
Emerging Markets Fund G Class	65,774	659,711
Focused International Growth Fund G Class	54,796	913,454
Global Real Estate Fund G Class	48,452	564,461
International Small-Mid Cap Fund G Class	38,969	377,224
International Value Fund G Class	27,376	218,732
Non-U.S. Intrinsic Value Fund G Class	70,359	695,855
		5,780,521
International Fixed Income Funds — 8.6%
Emerging Markets Debt Fund G Class	70,197	620,545
Global Bond Fund G Class	195,034	1,692,898
		2,313,443
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,465,527)		26,795,685
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$26,795,685

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$3,726	$1,229	$600	$109	$4,464	327	$(89)	$66
Avantis U.S. Small Cap Value Fund	340	141	65	(24)	392	29	(6)	26
Focused Dynamic Growth Fund(3)	2,509	808	1,099	181	2,399	57	(265)	—
Focused Large Cap Value Fund	2,415	880	404	60	2,951	296	(58)	174
Growth Fund	—	515	11	41	545	13	—	12
Heritage Fund(3)	611	173	127	40	697	31	(25)	—
Mid Cap Value Fund	579	222	88	(13)	700	45	(14)	47
Small Cap Growth Fund	333	97	52	20	398	21	(10)	2
Avantis Core Fixed Income Fund	3,262	2,113	791	(8)	4,576	536	(108)	100
High Income Fund	818	484	154	9	1,157	140	(25)	50
Inflation-Adjusted Bond Fund	298	191	45	(22)	422	39	(5)	17
Avantis Emerging Markets Equity Fund	440	324	63	13	714	69	(13)	23
Avantis International Equity Fund	1,360	394	291	174	1,637	147	(52)	34
Emerging Markets Fund	656	240	297	62	661	66	(88)	17
Focused International Growth Fund	766	227	178	98	913	55	(46)	11
Global Real Estate Fund	461	181	52	(26)	564	48	(16)	4
International Small-Mid Cap Fund	319	87	47	18	377	39	(14)	2
International Value Fund	—	209	5	15	219	27	—	6
Non-U.S. Intrinsic Value Fund	744	224	423	151	696	70	(53)	35
Emerging Markets Debt Fund	432	249	81	21	621	70	(14)	20
Global Bond Fund	1,198	803	247	(61)	1,693	195	(33)	81
	$21,267	$9,791	$5,120	$858	$26,796	2,320	$(934)	$727
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.